Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 6,446	$ 4,547	$ 1,178
Minimum Future Annual Rental Payments Under Non-cancellable Operating Leases
2016	5,804
2017	7,809
2018	7,907
2019	7,958
2020	8,070
Thereafter	42,594
Total future minimum lease payments	$ 80,142